Average Annual Total Returns - Victory Munder Small Cap Growth Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions Life of Class		Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Life of Class		Class I 1 Year	Class I 5 Years	Class I Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	36.25%	21.12%	16.45%	[1]	33.15%	18.98%	14.64%	[1]	22.59%	16.34%	12.61%	[1]	28.27%	19.61%	15.14%	[1]	36.40%	21.33%	16.65%	[1]	34.63%	16.36%	13.31%

[1]	The inception date of the Fund is May 1, 2015.